Commitments and Contingencies - Rental Expense (Table) (Details) (USD $)	Dec. 31, 2014
Rental Expense for the year ending
December 31, 2015	$ 44,508
December 31, 2016	44,508
December 31, 2017	33,381
Total	$ 122,397